Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 294,199
Ending balance	294,688	$ 294,199
Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	445,279	600,893
Additions	9,718	38,046
Sold	(17,920)	(84,331)
Disposals	(15,206)	(91,584)
Exchange differences	37,262	(17,745)
Ending balance	459,133	445,279
Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(151,080)	(240,607)
Sold	17,250	80,114
Depreciation charge	(33,402)	(34,028)
Disposals	15,234	76,990
Impairment	(469)	(37,305)
Exchange differences	(11,978)	3,756
Ending balance	(164,445)	(151,080)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	81,435
Ending balance	87,112	81,435
Land and Buildings | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	104,811	104,749
Additions	270	4,223
Disposals	(6,826)	(116)
Reclassifications	3,562	1,856
Exchange differences	11,334	(5,901)
Ending balance	113,151	104,811
Land and Buildings | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(23,376)	(15,068)
Depreciation charge	(6,609)	(6,206)
Disposals	6,826	49
Impairment		(3,294)
Exchange differences	(2,880)	1,143
Ending balance	(26,039)	(23,376)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	176,628
Ending balance	193,551	176,628
Plant and Machinery | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	286,153	278,849
Additions	5,011	17,779
Sold	(17,668)	(77)
Disposals	(8,195)	(1,884)
Reclassifications	27,873	1,834
Exchange differences	20,393	(10,348)
Ending balance	313,567	286,153
Plant and Machinery | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(109,525)	(72,479)
Sold	16,998	10
Depreciation charge	(26,793)	(27,822)
Disposals	8,234	1,650
Impairment	(469)	(14,416)
Exchange differences	(8,461)	3,532
Ending balance	(120,016)	(109,525)
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	36,136
Ending balance	14,025	36,136
Construction in Progress | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	54,315	217,295
Additions	4,437	16,044
Sold	(252)	(84,254)
Disposals	(185)	(89,584)
Reclassifications	(31,435)	(3,690)
Exchange differences	5,535	(1,496)
Ending balance	32,415	54,315
Construction in Progress | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(18,179)	(153,060)
Sold	252	80,104
Disposals	174	75,291
Impairment		(19,595)
Exchange differences	(637)	(919)
Ending balance	$ (18,390)	$ (18,179)